Share Capital (Schedule of Fair Value of Options Granted Using Black-Scholes Option Pricing Model) (Details)		11 Months Ended	12 Months Ended
		Dec. 31, 2017 USD ($) yr	Jan. 31, 2017 USD ($) yr
Statement Line Items [Line Items]
Expected dividend yield
Expected forfeiture rate
Warrant [Member]
Statement Line Items [Line Items]
Risk-free interest rate
Expected dividend yield
Expected forfeiture rate
Expected volatility
Expected life in years | yr		0.00
Weighted average fair value of each option | $		$ 0
Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate		1.42%	1.01%
Expected volatility		53.91%	55.88%
Expected life in years | yr		2.50	2.50
Weighted average fair value of each option | $		$ 0.22	$ 0.26
Bottom of range [Member] | Warrant [Member]
Statement Line Items [Line Items]
Risk-free interest rate			0.98%
Expected volatility			55.58%
Expected life in years | yr			2.50
Weighted average fair value of each option | $	[1]		$ 0.19
Top of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate		1.82%	1.30%
Expected volatility		57.06%	59.17%
Expected life in years | yr		5.00	5.00
Weighted average fair value of each option | $		$ 0.32	$ 0.38
Top of range [Member] | Warrant [Member]
Statement Line Items [Line Items]
Risk-free interest rate			1.33%
Expected volatility			58.47%
Expected life in years | yr			5.00
Weighted average fair value of each option | $	[1]		$ 0.4

[1]	The fair value of share purchase warrants was used in determining the allocation of net proceeds under the relative fair value method for Placement Units on October 18, 2016 and Glencore Units on October 28, 2016. See Notes 7 and 10a for additional details.